Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Revenue:
Total revenue	$ 474,042	$ 443,458	$ 457,109
Cost of revenue:
Amortization of acquired technology	682	943	2,405
Total cost of revenue	132,399	132,669	164,005
Gross profit	341,643	310,789	293,104
Operating expenses:
Research and development, net	143,360	128,705	111,297
Selling, general and administrative	185,867	162,590	153,901
Amortization of other acquired intangible assets	1,455	1,218	593
Total operating expenses	330,682	292,513	265,791
Operating income	10,961	18,276	27,313
Other (expense) income, net:
Interest income	177	1,347	3,509
Interest expense	(196)	(185)	(481)
Other (expenses) income, net	(2,681)	5,286	(404)
Total other (expense) income, net	(2,700)	6,448	2,624
Income before provision for income taxes	8,261	24,724	29,937
Provision for income taxes	18,517	4,414	2,567
Net (loss) income	(10,256)	20,310	27,370
Net income attributable to noncontrolling interest	4,634	6,107	7,179
Net (loss) income attributable to Cognyte Software Ltd.	$ (14,890)	$ 14,203	$ 20,191
Net (loss) income per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.22)	$ 0.22	$ 0.31
Diluted (in dollars per share)	$ (0.22)	$ 0.22	$ 0.31
Weighted-average shares outstanding:
Basic (in shares)	66,570	65,773	65,773
Diluted (in shares)	66,570	65,773	65,773
Software
Revenue:
Total revenue	$ 209,988	$ 187,236	$ 201,487
Cost of revenue:
Cost of revenue	28,955	35,647	36,071
Software service
Revenue:
Total revenue	201,563	190,013	171,866
Cost of revenue:
Cost of revenue	46,413	44,893	45,012
Professional service and other
Revenue:
Total revenue	62,491	66,209	83,756
Cost of revenue:
Cost of revenue	$ 56,349	$ 51,186	$ 80,517